Related Party Transactions - Additional Information (Detail) - CNY (¥) ¥ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Donations			¥ 2,700	¥ 6,000
Shanghai Rongyao Information Technology Co., Ltd. | Shanghai Noah Rongyao Insurance Broker Co., Ltd.
Related Party Transaction [Line Items]
Percentage of equity shares	40.00%		40.00%
Purchase price	¥ 21,049
Shanghai Rongyao Information Technology Co., Ltd. | Shanghai Nifei Enterprise Advisory Ltd Wenhong Tan and Yi Zhao | Shanghai Noah Rongyao Insurance Broker Co., Ltd.
Related Party Transaction [Line Items]
Percentage of equity shares		100.00%
Purchase price		¥ 52,622
Shanghai Noah Yijie Finance Technology Co., Ltd. | Shanghai Qinjie Investment
Related Party Transaction [Line Items]
Percentage of equity shares				9.88%
Purchase price				¥ 150,000